Accumulated Other Comprehensive Loss (By Component) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrestricted subsidiaries under the Senior Unsecured Notes indenture as a percentage of total consolidated net sales	2.00%		2.00%
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning			$ (5.6)	$ (60.4)	$ (60.4)	$ (37.7)
Other comprehensive loss before reclassifications			(22.8)	(15.0)	61.8	(12.8)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)			(2.8)	(4.9)	(7.0)	(9.9)
Other comprehensive income (loss), net of tax	(23.9)	1.2	(25.6)	(19.9)	54.8	(22.7)	(90.4)
Accumulated other comprehensive income (loss), net of tax - ending	(31.2)	(80.3)	(31.2)	(80.3)	(5.6)	(60.4)	(37.7)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning			(43.3)	(20.7)	(20.7)	(25.6)
Other comprehensive loss before reclassifications			(22.8)	(15.0)	(20.2)	4.9
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)			0	(2.4)	(2.4)	0
Other comprehensive income (loss), net of tax			(22.8)	(17.4)	(22.6)	4.9
Accumulated other comprehensive income (loss), net of tax - ending	(66.1)	(38.1)	(66.1)	(38.1)	(43.3)	(20.7)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning			37.7	(39.7)	(39.7)	(12.1)
Other comprehensive loss before reclassifications			0	0	82.0	(17.7)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)			(2.8)	(2.5)	(4.6)	(9.9)
Other comprehensive income (loss), net of tax			(2.8)	(2.5)	77.4	(27.6)
Accumulated other comprehensive income (loss), net of tax - ending	$ 34.9	$ (42.2)	$ 34.9	$ (42.2)	$ 37.7	$ (39.7)